TAXATION - Deferred tax assets and liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Discount on provision for losses and loss adjustment expenses		$ 391,633	$ 224,178
Unearned premiums		5,237,747	4,105,061
Accrued professional fees		6,678
Unrealized foreign currency gain - Mark to Market		97,105
Foreign Net Operating Loss (NOL) carryforward		4,770,618	3,676,200
Gross deferred tax asset		10,503,781	8,005,439
Less: valuation allowance	$ (6,714,116)	(4,770,618)	(3,676,200)
Total net deferred tax assets		5,733,163	4,329,239
Deferred tax liabilities
Deferred acquisition costs		(12,300,116)	(9,829,755)
Excise tax accrual		(820,085)	(423,225)
Unrealized foreign currency gain		(97,105)
Unrealized investment gain		(14,839)
Total deferred tax liabilities		(13,232,145)	(10,252,980)
Net deferred tax liability		$ (7,498,982)	$ (5,923,741)